Document and Entity Information	Aug. 04, 2021
Cover [Abstract]
Entity Registrant Name	MARLIN BUSINESS SERVICES CORP
Amendment Flag	false
Entity Central Index Key	0001260968
Document Type	8-K
Document Period End Date	Aug. 04, 2021
Entity Incorporation State Country Code	PA
Entity File Number	000-50448
Entity Tax Identification Number	38-3686388
Entity Address, Address Line One	300 Fellowship Road
Entity Address, City or Town	Mount Laurel
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08054
City Area Code	(888)
Local Phone Number	479-9111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	MRLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false